STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Nov. 30, 2015	Feb. 28, 2015
Notes to Financial Statements
NOTE 7. STOCKHOLDERS' DEFICIT

The Company has authorized share capital of 75,000,000 shares of common stock authorized with a par value of $0.001 per share.

Effective June 18, 2015 the Company issued 178,571 common shares pursuant to the terms of.an Equity Purchase Agreement entered into with Premier Venture, a California limited liability company.

Pursuant to the terms of the Equity Purchase Agreement, Premier Venture committed to purchase up to $5,000,000 of our common stock during the Open Period. From time to time during the Open Period, we may deliver a put notice (the "Put Notice") to Premier Venture which states the dollar amount that we intend to sell to Premier Venture on a date specified in the Put Notice. The maximum investment amount per notice shall not exceed the lesser of (i) 200% of the average daily trading volume of our common stock on the five trading days prior to the day the Put Notice is received by Premier Venture and (ii) 110% of any previous put amount during the maximum thirty-six (36) month period (however the amount for the preceding (ii) shall never be less than 75,000 shares). The total purchase price to be paid, in connection with each Put Notice, by shall be calculated at The Purchase Price for the Securities for each Put shall be the Put Amount multiplied by seventy percent (70%) of the lowest individual daily volume weighted average price ("VWAP") of the common stock during the five (5) consecutive trading days immediately after the applicable date of the Put Notice, less six hundred dollars ($600.00).

In consideration of the execution and delivery of the Equity Purchase Agreement by Premier Venture, we issued Premier Venture 178,571 shares of our common stock. We value these shares of stock at $2.35 per share based on the quoted market price of shares of common stock on the date we entered into the Equity Purchase Agreement.

Total shares issued and outstanding as at November 30, 2015 were 8,678,571.

The Company has 75,000,000 shares of common stock authorized with a par value of $0.001 per share.

No shares of common stock were issued during the year ended February 28, 2015.

On August 15, 2013 the Company issued 2,000,000 shares of its common stock to unrelated parties for services rendered. The share issuance was valued at $0.05 per common share. At close of business on August 15, 2013 the stock was quoted at a price of $1.46 per share, but as there was, and is, no active trading market, management does not believe that this is a true indication of the fair value of these shares. The value assigned is based on the price at which the Company had most recently sold shares of its common stock for cash. 1,500,000 of the shares issued in the year related to consulting services and the $75,000 cost associated with them expensed in the statement of operations. 500,000 of the shares and the issued in the year related to preparation of a form S1 and the $25,000 cost associated with them has been capitalized as deferred financing costs.

Total shares outstanding as at February 28, 2015 were 8,500,000.